Offerings - Offering: 1	Aug. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.33 1/3 Par Value
Amount Registered | shares	800,000
Proposed Maximum Offering Price per Unit	42.075
Maximum Aggregate Offering Price	$ 33,660,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,648
Offering Note	This Registration Statement covers the issuance of 800,000 shares of common stock of Apogee Enterprises, Inc. (the “Registrant”), par value $.33 1/3 per share (“Common Stock”), to be issued under the Registrant’s 2019 Stock Incentive Plan, as Amended and Restated (2026) (the “Plan”). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares of Common Stock which, to be offered or sold pursuant to the Plan described herein in the event of a stock split, stock dividend or similar transaction.